Other income (expense) (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Other Income (Expense)

		Three months		Six months
For the period ended June 30	Note	2026	2025	2026	2025
Net early debt redemption gains	11	89	91	89	357
Interest income		15	15	29	41
Equity gains (losses) from investments in associates and joint ventures	10
Operations		7	(1)	10	(1)
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans		(62)	(43)	(29)	(42)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(1)	(7)	(12)	(10)
Other (1)		10	(85)	9	(65)
Total other income (expense)		58	(30)	96	280
(1)Includes foreign exchange (losses) gains on derivatives used to economically hedge anticipated purchases and the acquisition of Ziply Fiber in foreign currencies in 2025.